[GRAPHIC OMITTED]

                                TABLE OF CONTENTS

                      Letter to Investors                               2
                      Fund's Performance                                3
                      Statement of Assets and Liabilities               4
                      Investment Portfolio                          5 - 7
                      Statement of Operations                           8
                      Statement of Changes in Net Assets                9
                      Notes to Financial Statements               10 - 12
                      Financial Highlights                             13
                      Independent Auditors Report                      14
                      Board of Trustees                                15
                      Charts and Graphs                                16
                      Key Information                                  17

2                                             SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

Letter to Investors                                             February 1, 2002

                                                             [PHOTO OMITTED]

                                                              John P. King
                                                               President &
                                                         Chief Executive Officer
                                                                 of SIFE

Dear Fellow SIFE Trust Fund Investors:

I am grateful to report that SIFE Trust Fund's 2001 average annual compounded total return, as of December 31, 2001, for Class A-I shares for one year was -2.89%; for five years, 10.36%; and for ten years, 16.25%, without adjusting for sales charges. This is the second consecutive year that SIFE Trust Fund finished above the average U.S. domestic-stock portfolio's return and follows an average annual compounded total return of 20.95% in 2000.

Our continued discipline and forty-year commitment to our investment philosophy has once again proven to be invaluable, particularly given the context of the past two years. There is no doubt that 2000-2001 was one of the most volatile and challenging investment periods in decades. The average U.S. domestic-stock portfolio finished the year -11.3% following last year's -9.1%, marking two straight years of negative market performance. While this recent bear market has not been nearly as deep nor as long, 2001 was the worst annual market loss and also the first occasion of such a two year market loss since the notorious bear market of 1973-1974.

On another front, I have even better SIFE Trust Fund news: On January 31, 2002, SIFE Trust Fund's shareholders overwhelmingly approved a reorganization with Wells Fargo Funds(R). I wish to thank everyone who helped us accomplish this momentous achievement. The management teams of both firms believe that this union will combine the best of each company, and will fit more closely with the needs expressed to us by many SIFE investors. Wells Fargo Funds(R) will keep those key ingredients that made SIFE Trust Fund successful, such as our proven philosophy and discipline, our service talent, and our lead portfolio manager to name just a few. At the same time, the reorganization will complement SIFE Trust Fund's capabilities by adding 79 new investment choices, enhanced 24-hour customer service, as well as a number of other exciting features and benefits.

Very soon you will receive a welcome kit from Wells Fargo Funds(R) that will introduce these features, benefits, and investment opportunities. As in the past, our service people, including many of those that you personally know and trust, will be available to help answer your questions.

We appreciate your continued loyalty and business. Thank you! As the transition proceeds beginning at the end of February 2002, we are confident that this reorganization should dramatically improve our Fund's prospects for continued success, and should better position the Fund to serve you and your investment needs.

Sincerely,


/s/ John Preston King

John Preston King
President and Chief Executive Officer

SIFE Trust Fund 2001 Annual Report                                             3
--------------------------------------------------------------------------------

Chief Investment Officer's Discussion of Fund Performance       February 1, 2002

                                                              [PHOTO OMITTED]

                                                                Mike Stead
                                                           Portfolio Manager and
                                                                    CIO

As in 2000, the past year proved to be a difficult investment climate, yet SIFE Trust Fund and sub-sectors of the financial service sector in general proved to be a safe haven as the effects of the global and domestic recession took their toll on the equities markets. Also as in 2000, SIFE Trust Fund's 2001 performance again beat the S&P 500 Index.

The key to our success was stock selection based on time proven fundamental analysis and an ability to determine which financial sub-sectors would likely be less impacted by the recession. To this end, we de-emphasized our broker/dealer holdings in favor of financial institutions with a diversified revenue stream, solid capital, and above average loan loss reserves. As we expected, equity trading volumes declined at broker/dealers in the wake of the correction of technology and Internet excess valuations, leading to declines in the value of broker/dealers. Instead, as the Fed moved to counter the recession, SIFE Trust Fund's portfolio remained invested in sound and conservatively managed financial institutions that benefited from the interest rate reductions that we anticipated. Our portfolio selections not only served us well as a defensive position during 2001, but will also drive our performance as we move through and out of the current recession. Capital markets businesses such as debt and equity underwriting, foreign exchange and payments businesses will once again thrive if the recession comes to an end as we expect it will towards the middle of 2002.

As we have been doing for the past forty years, we continue to invest in sound, well-managed financial institutions with the capital and entrepreneurial resources to stay the course and deliver respectable revenues and earnings growth. SIFE's investment philosophy is the same and will remain the same as our Fund joins the Wells Fargo Funds(R) family. I look forward to another year of applying SIFE's well-tested investment criteria, despite a possibly turbulent investment climate.

        --------------------------------------------------------------
                     Average Annual Compounded Total Return
        --------------------------------------------------------------
        years        min. load 0%      max. load 5%    S & P 500 Index
        --------------------------------------------------------------
          1            (2.89)%           (7.75)%          (11.89)%
        --------------------------------------------------------------
          5            10.36%             9.23%            10.70%
        --------------------------------------------------------------
         10            16.25%            15.65%            12.94%
        --------------------------------------------------------------

Performance data quoted for Class A-I shares does not include sales charges that range from 5% to 0% of dollars invested, but includes reinvestment of dividends and capital gains. After deducting a maximum 5% sales charge, net performance returns for the 1, 5, and 10 years are -7.75%, 9.23%, and 15.65% respectively. Summary results are documented in the current Statement of Additional Information.

Investment return and principal value of an investment will fluctuate and an investor's shares may be worth more or less than their original cost. Performance data quoted represents past performance and is not indicative of future results and may not reflect the effect of any market volatility that has occurred since the date of the information. Fund performance is affected by many factors including changes in the levels of equity prices and interest rates, selection of specific securities, and the expense ratio. The Fund concentrates its investments primarily in the financial services sector, and because sectors are narrowly focused, they typically exhibit higher volatility.

This report is provided for the shareholders of SIFE Trust Fund and is not authorized to be distributed unless proceeded or accompanied by an effective prospectus. The prospectus gives details about sales charges, investment objectives, risks, and operating policies of the Fund and you should read it carefully before investing. For a free prospectus, please call SIFE at 800-231-0356. SIFE is the distributor of SIFE Trust Fund. The Standard and Poor's 500 Index is a value weighted price index composed of 500 large capitalized U.S. stocks and is regarded as a broad benchmark for U.S. stock market conditions.

4                                             SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

--------------------------------------------------------------------------------
December 31, 2001
--------------------------------------------------------------------------------

Assets:
  Investments in securities, at market (cost $410,921,423) ..       $704,116,681
  Cash ......................................................          1,523,081
  Receivables for:
    Dividends ...............................................          1,481,398
    Fund shares sold ........................................             96,392
    Interest ................................................             14,030
                                                                    ------------
      Total assets ..........................................        707,231,582
                                                                    ------------

Liabilities:
  Open put option, at market (premiums received, $82,997) ...             40,000
  Payables for:
    Fund shares repurchased .................................            357,723
    Dividends ...............................................            283,885
                                                                    ------------
      Total liabilities .....................................            681,608
                                                                    ------------
  Net assets ................................................       $706,549,974
                                                                    ============

Class A-I:
  Net asset value per share
    ($562,087,119/104,383,149 shares outstanding) ...........       $       5.38
                                                                    ============
  Maximum offering price per share (100/95 of $5.38) ........       $       5.66
                                                                    ============

Class A-II:
  Net asset value per share
    ($117,659,802/21,811,144 shares outstanding) ............       $       5.39
                                                                    ============
  Maximum offering price per share (100/95 of $5.39) ........       $       5.67
                                                                    ============

Class B:
  Net asset value and offering price per share
    ($24,731,675/4,596,864 shares outstanding) ..............       $       5.38
                                                                    ============

Class C:
  Net asset value per share
    ($2,071,378/385,821 shares outstanding) .................       $       5.37
                                                                    ============
  Maximum offering price per share (100/99 of $5.37) ........       $       5.42
                                                                    ============

See Notes To Financial Statements

SIFE Trust Fund 2001 Annual Report                                             5
--------------------------------------------------------------------------------

Investment Portfolio

--------------------------------------------------------------------------------------------------------
December 31, 2001                                                     Number of Shares      Market Value
--------------------------------------------------------------------------------------------------------
Common Stocks: 93.5%
  Financial Institutions: 82.2%
    Affiliated Managers Group, Inc.* ...................................        60,000      $  4,228,800
    American Express Company ...........................................       150,000         5,353,500
    AmSouth Bancorporation .............................................       420,950         7,955,955
    Apex Mortgage Capital, Inc. ........................................       100,000         1,125,000
    Bank of New York Company, Inc. .....................................       397,000        16,197,600
    BB&T Corporation ...................................................       370,000        13,360,700
    Charter One Financial, Inc. ........................................       804,513        21,842,528
    Citigroup Inc. .....................................................       399,999        20,191,950
    City National Corporation ..........................................       300,000        14,055,000
    Comerica Incorporated ..............................................       541,990        31,056,027
    Community First Bankshares, Inc. ...................................       338,000         8,683,220
    Compass Bancshares, Inc. ...........................................       422,400        11,953,920
    Cullen/Frost Bankers, Inc. .........................................       383,300        11,836,304
    Federal Home Loan Mortgage Corporation .............................       133,300         8,717,820
    Federal National Mortgage Association ..............................       300,000        23,850,000
    Fifth Third Bancorp ................................................       248,250        15,225,172
    First Tennessee National Corporation ...............................       550,000        19,943,000
    FleetBoston Financial Corp. ........................................       900,000        32,850,000
    Greater Bay Bancorp ................................................        50,000         1,429,000
    Independent Bank Corp. .............................................       500,000        10,745,000
    J P Morgan Chase and Co. ...........................................       499,250        18,147,737
    M&T Bank Corporation ...............................................       341,000        24,841,850
    MBNA Corporation ...................................................        97,500         3,432,000
    Mellon Financial Corporation .......................................       700,000        26,334,000
    Mercantile Bankshares Corporation ..................................        50,000         2,152,000
    National City Corporation ..........................................       250,000         7,310,000
    National Commerce Financial Corporation ............................        50,000         1,265,000
    Northern Trust Corporation .........................................       136,800         8,238,096
    North Fork Bancorporation, Inc. ....................................       729,000        23,320,710
    Pacific Century Financial Corporation ..............................        38,600           999,354
    PNC Financial Services Group, Inc. .................................       340,000        19,108,000
    Regions Financial Corporation ......................................        70,000         2,095,800

                                               See Notes To Financial Statements

6                                             SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

Investment Portfolio

--------------------------------------------------------------------------------------------------------
December 31, 2001                                                     Number of Shares      Market Value
--------------------------------------------------------------------------------------------------------
Common Stocks, continued
  Financial Institutions, continued
    SouthTrust Corporation .............................................       130,000      $  3,207,100
    Southwest Bancorporation of Texas, Inc.* ...........................        50,000         1,513,500
    Sovereign Bancorp, Inc. ............................................       500,000         6,120,000
    State Street Corporation ...........................................       242,800        12,686,300
    Sterling Bancshares, Inc. ..........................................       150,000         1,878,000
    Summit Bancshares, Inc. ............................................       290,000         5,243,200
    SunTrust Banks, Inc. ...............................................       410,700        25,750,890
    TCF Financial Corporation ..........................................       231,200        11,092,976
    U.S. Bancorp .......................................................     1,330,000        27,836,900
    Umpqua Holdings Corporation ........................................        30,000           405,000
    Wachovia Corporation ...............................................       438,200        13,741,952
    Washington Mutual, Inc. ............................................       320,000        10,464,000
    Wells Fargo & Company ..............................................       500,000        21,725,000
    Westamerica Bancorporation .........................................       300,000        11,871,000
    Zions Bancorporation ...............................................       180,000         9,464,400
                                                                                            ------------
                                                                                             580,845,261
                                                                                            ------------
Brokerages: 8.6%
    A.G. Edwards, Inc. .................................................       260,000        11,484,200
    Alliance Capital Management Holding L.P. ...........................       192,400         9,296,768
    Legg Mason, Inc. ...................................................        66,000         3,298,680
    Lehman Brothers Holdings, Inc. .....................................       180,000        12,024,000
    Merrill Lynch & Co., Inc. ..........................................        91,600         4,774,192
    Morgan Stanley Dean Witter & Co. ...................................        91,400         5,112,916
    The Bears Stearns Companies Inc. ...................................        85,100         4,990,264
    The Charles Schwab Corporation .....................................       340,000         5,259,800
    The Goldman Sachs Group Inc. .......................................        50,000         4,637,500
                                                                                            ------------
                                                                                              60,878,320
                                                                                            ------------
Insurance: 2.4%
    American International Group, Inc ..................................       200,000        15,880,000
    Metlife, Inc. ......................................................        20,000           633,600
                                                                                            ------------
                                                                                              16,513,600
                                                                                            ------------

See Notes To Financial Statements

SIFE Trust Fund 2001 Annual Report                                             7
--------------------------------------------------------------------------------

Investment Portfolio

--------------------------------------------------------------------------------------------------------
December 31, 2001                                                     Number of Shares      Market Value
--------------------------------------------------------------------------------------------------------

Common Stocks, continued

Miscellaneous: 0.3%

    Ingersoll-Rand Company .............................................        50,000      $  2,090,500
                                                                                            ------------
                                                                                               2,090,500
                                                                                            ------------
Total Common Stocks (cost $367,132,423) ................................                     660,327,681

Short Term Investments: 6.2%

                                                                            Principal
                                                                             Amount
                                                                           ----------

Repurchase Agreements: 5.1%
State Street Bank and Trust Company, 0.85%, due 01/02/2002
Collateral: U.S. government obligations, market value of $36,509,095       $35,789,000        35,789,000

Money Market Funds: 1.1%
SSGA Money Market Fund                                                       8,000,000         8,000,000
                                                                           -----------------------------

Total Short Term Investments (cost $43,789,000) ........................   $43,789,000        43,789,000
                                                                           -----------------------------

Total Investments (cost $410,921,423): 99.7% ...........................                     704,116,681

Other Assets and Liabilities, net: 0.3% ................................                       2,433,293
                                                                                            ------------

Net Assets: 100.0% .....................................................                    $706,549,974
                                                                                            ============

Open Put Options At December 31, 2001

                                                 Expiration          Strike        Shares       Market
                                                    Date             Price        Optioned      Value
                                                 -------------------------------------------------------
Financial Institutions:
Citigroup Inc.                                   January-02           40          200,000   $    (40,000)
                                                                                            ------------
Total Put Options (premiums received $82,997) ..........................                    $    (40,000)
                                                                                            ============

*Non-income producing security

                                               See Notes To Financial Statements

8                                             SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

Statement of Operations

--------------------------------------------------------------------------------------------------
Year Ended December 31, 2001
--------------------------------------------------------------------------------------------------
Investment income:
  Income:
    Dividends ...............................................  $ 16,775,266
    Interest ................................................     1,202,437
                                                               ------------
      Total investment income ...............................                         $ 17,977,703

Expenses:
  Management fees ...........................................     9,319,732
  Service and distribution expenses
    Class A-II ..............................................       309,618
    Class B .................................................       253,794
    Class C .................................................        20,983
                                                               ------------
      Total expenses ........................................                            9,904,127
                                                                                      ------------
      Net investment income .................................                            8,073,576

Realized and unrealized gain/(loss) on investments:
  Net realized gain .........................................    24,674,507
  Gain on expiration of option contracts ....................       666,391
                                                               ------------
                                                                 25,340,898

  Net decrease in unrealized appreciation
    of investments during the year ..........................   (57,725,874)
                                                               ------------

    Net loss on investments .................................                          (32,384,976)
                                                                                      ------------
Net decrease in net assets resulting from operations ........                         $(24,311,400)
                                                                                      ============

See Notes To Financial Statements

SIFE Trust Fund 2001 Annual Report                                            9
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------
Years Ended                                                                               December 31, 2001        December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income ............................................................          $   8,073,576           $  10,724,170
  Net realized gain from investment transactions ...................................             25,340,898              49,273,792
  Net (decrease)/increase in unrealized appreciation of investments ................            (57,725,874)             72,460,390
                                                                                              -------------------------------------
      Net (decrease)/increase in net assets resulting from operations ..............            (24,311,400)            132,458,352

Distributions paid to investors:
  From net investment income:
    Class A-I ......................................................................             (6,800,156)             (9,236,270)
    Class A-II .....................................................................             (1,103,706)             (1,346,400)
    Class B ........................................................................                (36,558)               (128,843)
    Class C ........................................................................                 (2,627)                (11,715)
  From net realized gain on investments:
    Class A-I ......................................................................            (18,834,581)            (38,979,930)
    Class A-II .....................................................................             (3,954,948)             (7,772,090)
    Class B ........................................................................               (823,848)             (1,609,754)
    Class C ........................................................................                (68,883)               (128,096)
                                                                                              -------------------------------------
      Total distributions ..........................................................            (31,625,307)            (59,213,098)

Capital share transactions:
  Increase from capital shares sold and reinvested .................................            258,295,765             328,750,347
  Decrease from capital shares repurchased .........................................           (305,126,338)           (489,664,855)
                                                                                              -------------------------------------
      Net decrease from capital share transactions .................................            (46,830,573)           (160,914,508)

      Total decrease in net assets .................................................           (102,767,280)            (87,669,254)

Net assets:
  Beginning of year ................................................................            809,317,254             896,986,508
                                                                                              -------------------------------------
  End of year ......................................................................          $ 706,549,974           $ 809,317,254
                                                                                              =====================================

Net assets consist of:
  Shares of beneficial interests ...................................................          $ 411,472,573           $ 453,701,924
  Undistributed net investment income ..............................................              1,811,100                  41,931
  Undistributed net realized gain on sale of
    investment securities and option contracts .....................................                 28,046               4,609,270
  Unrealized appreciation of investment securities .................................            293,238,255             350,964,129
                                                                                              -------------------------------------
                                                                                              $ 706,549,974           $ 809,317,254
                                                                                              =====================================

                                               See Notes To Financial Statements

10                                            SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements

Note 1.

Significant Accounting Policies

SIFE Trust Fund (the "Trust Fund") is an open-end diversified management investment company offering its shares on a continuous basis to the public. The Trust Fund was organized as a business trust under the laws of the State of Delaware on February 28, 1997. The Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 which had operated as a mutual fund since July 2, 1962. The Trust Fund is registered under the Investment Company Act of 1940, (the "1940 Act") as amended.

The Trust Fund offers four classes of shares: Class A-I, Class A-II, Class B and Class C. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996; (ii) directors, employees and registered representatives of SIFE (the "Management Company") and the Trust Fund, and their immediate family members; and (iii) broker/dealers and certain other institutional purchasers. The offering of Class A-II shares began May 1, 1996 and the offering of Class B and C shares began May 1, 1997. Realized and unrealized gains or losses and investment income, net of management fees, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Each class of shares differs in its respective distribution expenses and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Trust Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP") for registered investment companies.

Portfolio valuation:

Portfolio securities which are listed on a national stock exchange are valued at the closing price on the stock exchange on which they are primarily traded. If there has been no daily trading in a listed security, that security is valued at the last available closing price. Securities which are traded over-the-counter and for which closing prices are readily available (such as NASDAQ) are valued at the closing price. Other securities which are traded over-the-counter but for which closing prices are not readily available are valued at the closing bid price. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. Temporary investments in repurchase agreements are valued at cost.

Security transactions and related investment income:

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions to shareholders:

Distributions paid to shareholders are recorded on the ex-distribution date. Net investment income is distributed proportionately to each shareholder's account as of the last business day in February,

May,August and December. Realized gains, net of losses, from securities held for more than one year are distributed annually as of the last business day in November. Realized gains, net of losses, from securities held for less than one year are distributed annually as of the last business day in December.

Federal income taxes:

The Trust Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies by, among other things distributing substantially all of its taxable earnings to its shareholders. Therefore, no federal income tax provision is required.

Use of estimates:

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Covered call and put options:

The Trust Fund may write covered call options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered put options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. Options written by the Trust Fund normally will have expiration dates between three and nine months from the date written.

All call and put options written by the Trust Fund must be "covered." A call option will be considered covered if the Trust Fund, so long as it remains obligated as a writer, owns the securities underlying the options. A put option will be covered if the Trust Fund, so long as it remains obligated as a writer, maintains in a segregated account held by State Street Bank and Trust Company ("State Street Bank") as custodian of the Trust Fund, cash, U.S. Treasury Bills or high-grade short-term debt securities in an amount equal to or greater than the exercise price of the put option.

The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. When the Trust Fund writes an option, an amount equal to the premium received by the Trust Fund is recorded as an asset and equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price or in the absence of a sale, the last bid price on that day. If a written option expires on the stipulated expiration date or if the Trust Fund enters into a closing purchase transaction, the Trust Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Trust Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost basis of the underlying security is reduced by the premium originally received.

SIFE Trust Fund 2001 Annual Report                                            11
--------------------------------------------------------------------------------

Notes to Financial Statements

Repurchase agreements:

The Trust Fund may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Trust Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements are intended to ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings and other uncertainties and expenses.

Note 2.

Affiliated Party Transactions - Agreements with
SIFE Inc. (the "Management Company")

The Management Company is the investment advisor, administrator, transfer agent, and underwriter for the Trust Fund and has acted in such capacities since the formation of the Trust Fund. State Street Bank serves as custodian, sub-transfer agent and service provider to existing Trust Fund investors.

Transfer agency agreement and administrative services agreement:

Pursuant to a transfer agency agreement, the Management Company acts as the Trust Fund's transfer agent, as well as providing fund accounting services. The Management Company has in turn engaged State Street Bank and Trust Company to provide certain transfer agency functions for the Trust Fund. All expenses related to the operation of the Trust Fund are the responsibility of the Management Company (see "Investment Advisory Agreement" below).

Investment advisory agreement:

The Trust  Fund has  entered  into an  investment  advisory  agreement  with the
Management Company. Under the terms of the current investment advisory agreement, the Management Company provides investment advice, a broad range of administrative, regulatory and other services for the Trust Fund and the investors, and receives an all-inclusive management fee of 1.25% of the Trust Fund's average daily net assets, per annum. During the year ended December 31, 2001, management fees incurred by the Trust Fund totaled $9,319,732.

Distribution plan and underwriting agreement:

Pursuant to Rule 12b-1 under the 1940 Act, the Trust Fund's Board of Trustees has adopted separate distribution plans with respect to the Trust Fund's Class A-II, Class B and Class C shares, pursuant to which the Trust Fund reimburses the Management Company for a portion of its shareholder servicing and distribution expenses.

Under the Class A-II Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class A-II shares for expenditures incurred by the Management Company in providing services as principal underwriter to the Trust Fund for such shares. Under the Class B and Class C Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.75% of the average daily net assets of the Trust Fund's Class B and Class C shares for its expenditures incurred in providing services as principal underwriter for such shares, and may pay the Management Company a service fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class B and Class C shares, for the Management Company's expenditures incurred in servicing and maintaining shareholder accounts.

In its capacity as principal underwriter for the Trust Fund, the Management Company receives commissions of 2.5% to 5.0% on sales of the Trust Fund's Class A-I and Class A-II shares. No sales charge is assessed on purchases of $1,000,000 or more, purchases by directors, trustees, employees and registered representatives of the Management Company and the Trust Fund, and their immediate family members, as well as broker-dealers and certain other institutional purchasers.

Class B shares are offered at net asset value per share, without the imposition of a sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% if redeemed within six years of purchase. Class B shares automatically convert into Class A-II shares, based on relative net asset values, on the sixth anniversary of their purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the Class B shares purchased.

Class C shares are subject to an initial sales charge of 1%.Any shares redeemed prior to one year following the initial purchase are subject to a 1% CDSC.

Commissions are deducted from the gross proceeds received from the sale of investment shares, and as such are not expenses of the Trust Fund.

Commissions retained by the Management Company totaled $11,370 for the year ended December 31, 2001.

Certain officers and trustees of the Trust Fund are also officers and directors of the Management Company. On December 31, 2001, the Management Company owned 591,827 Class A-I shares of the Trust Fund.

Note 3.

Unrealized Appreciation of Investments

On December 31, 2001, the net unrealized appreciation for all securities was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost ............... $297,248,278

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value ...............   (4,010,023)
                                                                   ------------
Net unrealized appreciation ...................................... $293,238,255
                                                                   ============

The tax cost basis used in the above calculation is the same as that used for financial statement purposes.

12                                            SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements

Note 4.

Capital Share Transactions

The following is a summary of share transactions for the years ended December 31, 2001 and December 31, 2000.

                                                              2001                                       2000
                                               ------------------------------------------------------------------------------
Class A-I                                         Shares               Amount                 Shares                Amount
---------                                         ------               ------                 ------                ------
Shares sold ................................     2,391,552         $  13,024,587             3,134,034         $  16,098,501

Shares issued in connection with
  reinvestment of distributions ............     4,204,011            22,484,694             8,199,223            43,136,227
                                               ------------------------------------------------------------------------------
                                                 6,595,563            35,509,281            11,333,257            59,234,728

Shares repurchased .........................   (13,447,295)          (74,587,281)          (48,955,000)         (243,623,977)
                                               ------------------------------------------------------------------------------
Net decrease ...............................    (6,851,732)        $ (39,078,000)          (37,621,743)        $(184,389,249)
                                               ==============================================================================

                                                              2001                                       2000
                                               ------------------------------------------------------------------------------
Class A-II                                        Shares               Amount                 Shares                Amount
---------                                         ------               ------                 ------                ------
Shares sold ................................    38,319,673         $ 215,837,020            50,065,574         $ 257,584,802
Shares issued in connection with
  reinvestment of distributions ............       878,441             4,686,322             1,598,576             8,321,650
                                               ------------------------------------------------------------------------------
                                                39,198,114           220,523,342            51,664,150           265,906,452

Shares repurchased .........................   (40,517,471)         (228,020,021)          (45,257,360)         (234,507,552)
                                               ------------------------------------------------------------------------------
Net decrease ...............................    (1,319,357)        $  (7,496,679)           (6,406,790)        $ (31,398,900)
                                               ==============================================================================

                                                              2001                                       2000
                                               ------------------------------------------------------------------------------
Class B                                           Shares               Amount                 Shares                Amount
-------                                           ------               ------                 ------                ------
Shares sold ................................       195,576           $ 1,095,209               312,081           $ 1,573,399
Shares issued in connection with
  reinvestment of distributions ............       151,733               797,772               308,660             1,614,176
                                               ------------------------------------------------------------------------------
                                                   347,309             1,892,981               620,741             3,187,575

Shares repurchased .........................      (399,124)           (2,228,027)           (1,968,701)           (9,880,608)
                                               ------------------------------------------------------------------------------
Net decrease ...............................       (51,815)          $  (335,046)           (1,347,960)          $(6,693,033)
                                               ==============================================================================

                                                              2001                                       2000
                                               ------------------------------------------------------------------------------
Class C                                           Shares               Amount                 Shares                Amount
-------                                           ------               ------                 ------                ------
Shares sold ................................        55,984           $   306,722                58,146           $   293,096
Shares issued in connection with
  reinvestment of distributions ............        12,094                63,443                24,692               128,496
                                               ------------------------------------------------------------------------------
                                                    68,078               370,165                82,838               421,592
Shares repurchased .........................       (51,816)             (291,009)             (328,483)           (1,652,718)
                                               ------------------------------------------------------------------------------
Net increase/(decrease) ....................        16,262           $    79,156              (245,645)          $(1,231,126)
                                               ==============================================================================

Note 5

Purchases and Sales of Securities

Purchases and sales of investment securities were $77,020,344 and $144,951,212, respectively for the year ended December 31, 2001.

Note 6.

Concentration of Credit Risk

On December 31, 2001 $580,845,261 (82.2% of net assets) of the Trust Fund's investments were in equities of financial institutions.

Note 7.

Financial Instruments

The Trust Fund may trade in financial instruments with off-balance sheet risk during the normal course of investing activities to assist in managing exposure to various market risks. These financial instruments include written covered call and put options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. As of December 31, 2001 $8,000,000 was invested in an SSGA money market fund and segregated by State Street Bank in connection with a covered put option written by the Fund.

Transactions in options written during the year ended December 31, 2001 were as follows:

                                                  Call Options                     Put Options
                                           -------------------------       -------------------------
                                           Number of        Premiums       Number of        Premiums
                                           Contracts        Received       Contracts        Received
                                           ---------------------------------------------------------
Options outstanding at
  December 31, 2000 ....................       1,000       $  99,557              --       $      --

Options written ........................       7,552         456,783           9,700         527,532

Options terminated in closing
  purchase transactions ................        (500)        (38,999)         (1,000)        (38,999)

Options expired ........................      (7,052)       (417,784)         (3,700)       (199,043)

Options excerised ......................      (1,000)        (99,557)         (3,000)       (206,493)
                                           ---------------------------------------------------------

Options outstanding at
  December 31, 2000 ....................          --       $      --           2,000       $  82,997
                                           =========================================================

Note 8.

Reorganization

On January 31, 2002, the SIFE Trust Fund shareholders voted to approve the reorganization of the Fund into the Wells Fargo Funds Trust in a tax free exchange of Fund shares for Wells Fargo Funds Trust shares. The effective date of the merger is currently expected to be on or about February 22, 2002.

SIFE Trust Fund 2001 Annual Report                                            13
--------------------------------------------------------------------------------

Financial Highlights

                                                                                        Class A-I
                                                             --------------------------------------------------------------
Years Ended, December 31                                      2001          2000          1999          1998          1997
                                                             --------------------------------------------------------------
Selected Per Share Data
    (For one share outstanding throughout each period):
  Net asset value, beginning of year ..................      $ 5.80        $ 5.21        $ 6.26        $ 6.45        $ 4.86
                                                             --------------------------------------------------------------
  Income from investment operations:
    Net investment income .............................        0.06          0.08          0.07          0.07          0.08
    Net realized and unrealized
      gain (loss) on investments ......................       (0.24)         0.96         (0.56)         0.24          2.07
                                                             --------------------------------------------------------------
        Total from investment operations ..............       (0.18)         1.04         (0.49)         0.31          2.15
                                                             --------------------------------------------------------------
  Less distributions to investors:
    Distributions from net investment income ..........       (0.06)        (0.08)        (0.07)        (0.07)        (0.08)
    Distributions from capital gains ..................       (0.18)        (0.37)        (0.49)        (0.43)        (0.48)
                                                             --------------------------------------------------------------
        Total distributions ...........................       (0.24)        (0.45)        (0.56)        (0.50)        (0.56)
                                                             --------------------------------------------------------------

  Net asset value, end of year ........................      $ 5.38        $ 5.80        $ 5.21        $ 6.26        $ 6.45
                                                             ==============================================================
Total Return ** .......................................        (2.9%)        21.0%         (8.5%)         5.1%         44.8%
                                                             ==============================================================
Ratios and Supplemental Data
                                                             ==============================================================
  Net assets, end of period (in millions) .............      $  562        $  646        $  775        $1,015        $1,049
                                                             ==============================================================
  Ratios to average net assets:
    Expenses ..........................................        1.25%         1.25%         1.25%         1.25%         1.25%
                                                             ==============================================================
    Net investment income .............................        1.15%         1.48%         1.07%         1.04%         1.38%
                                                             ==============================================================
  Portfolio turnover rate .............................        11.0%         16.0%         25.0%         31.0%         63.0%
                                                             ==============================================================

                                                                                       Class A-II
                                                             --------------------------------------------------------------
Years Ended, December 31                                      2001          2000          1999          1998          1997
                                                             --------------------------------------------------------------
Selected Per Share Data
    (For one share outstanding throughout each period):
  Net asset value, beginning of year ..................      $ 5.82        $ 5.21        $ 6.26        $ 6.46        $ 4.86
                                                             --------------------------------------------------------------
  Income from investment operations:
    Net investment income .............................        0.05          0.06          0.05          0.05          0.07
    Net realized and unrealized
      gain (loss) on investments ......................       (0.25)         0.98         (0.56)         0.23          2.07
                                                             --------------------------------------------------------------
        Total from investment operations ..............       (0.20)         1.04         (0.51)         0.28          2.14
                                                             --------------------------------------------------------------
  Less distributions to investors:
    Distributions from net investment income ..........       (0.05)        (0.06)        (0.05)        (0.05)        (0.06)
    Distributions from capital gains ..................       (0.18)        (0.37)        (0.49)        (0.43)        (0.48)
                                                             --------------------------------------------------------------
        Total distributions ...........................       (0.23)        (0.43)        (0.54)        (0.48)        (0.54)
                                                             --------------------------------------------------------------

  Net asset value, end of year ........................      $ 5.39        $ 5.82        $ 5.21        $ 6.26        $ 6.46
                                                             ==============================================================
Total Return ** .......................................        (3.1%)        21.0%         (8.7%)         4.7%         44.6%
                                                             ==============================================================
Ratios and Supplemental Data
                                                             ==============================================================
  Net assets, end of period (in millions) .............      $  118        $  135        $   87        $  117        $   85
                                                             ==============================================================
  Ratios to average net assets:
    Expenses ..........................................        1.50%         1.50%         1.50%         1.50%         1.50%
                                                             ==============================================================
    Net investment income .............................        0.90%         1.20%         0.81%         0.79%         1.11%
                                                             ==============================================================
  Portfolio turnover rate .............................        11.0%         16.0%         25.0%         31.0%         63.0%
                                                             ==============================================================

                                                                                        Class B
                                                             --------------------------------------------------------------
Years Ended, December 31                                      2001          2000          1999          1998          1997
                                                             --------------------------------------------------------------
Selected Per Share Data
    (For one share outstanding throughout each period):
  Net asset value, beginning of year ..................      $ 5.80        $ 5.21        $ 6.26        $ 6.45        $ 5.41
                                                             --------------------------------------------------------------
  Income from investment operations:
    Net investment income .............................        0.01          0.03            --            --          0.01
    Net realized and unrealized
      gain (loss) on investments ......................       (0.24)         0.96         (0.56)         0.24          1.53
                                                             --------------------------------------------------------------
      Total from investment operations ................       (0.23)         0.99         (0.56)         0.24          1.54
                                                             --------------------------------------------------------------
  Less distributions to investors:
    Distributions from net investment income ..........       (0.01)        (0.03)           --            --         (0.02)
    Distributions from capital gains ..................       (0.18)        (0.37)        (0.49)        (0.43)        (0.48)
                                                             --------------------------------------------------------------
      Total distributions .............................       (0.19)        (0.40)        (0.49)        (0.43)        (0.50)
                                                             --------------------------------------------------------------
  Net asset value, end of year ........................      $ 5.38        $ 5.80        $ 5.21        $ 6.26        $ 6.45
                                                             ==============================================================
Total Return ** .......................................        (3.9%)        19.8%         (9.4%)         4.1%         28.9%
                                                             ==============================================================
Ratios and Supplemental Data
                                                             ==============================================================
  Net assets, end of period (in millions) .............      $   25        $   27        $   31        $   39        $   16
                                                             ==============================================================
  Ratios to average net assets:
    Expenses ..........................................        2.25%         2.25%         2.25%         2.25%         2.22%
                                                             ==============================================================
    Net investment income .............................        0.16%         0.50%         0.06%         0.00%         0.30%
                                                             ==============================================================
  Portfolio turnover rate .............................        11.0%         16.0%         25.0%         31.0%         63.0%
                                                             ==============================================================

                                                                                        Class C
                                                             --------------------------------------------------------------
Years Ended, December 31                                      2001          2000          1999          1998          1997
                                                             --------------------------------------------------------------
Selected Per Share Data
    (For one share outstanding throughout each period):
  Net asset value, beginning of year ..................      $ 5.79        $ 5.20        $ 6.24        $ 6.46        $ 5.41
                                                             --------------------------------------------------------------
  Income from investment operations:
    Net investment income .............................        0.01          0.02            --            --          0.01
    Net realized and unrealized
      gain (loss) on investments ......................       (0.24)         0.96         (0.55)         0.21          1.54
                                                             --------------------------------------------------------------
      Total from investment operations ................       (0.23)         0.98         (0.55)         0.21          1.55
                                                             --------------------------------------------------------------
  Less distributions to investors:
    Distributions from net investment income ..........       (0.01)        (0.02)           --            --         (0.02)
    Distributions from capital gains ..................       (0.18)        (0.37)        (0.49)        (0.43)        (0.48)
                                                             --------------------------------------------------------------
      Total distributions .............................       (0.19)        (0.39)        (0.49)        (0.43)        (0.50)
                                                             --------------------------------------------------------------
  Net asset value, end of year ........................      $ 5.37        $ 5.79        $ 5.20        $ 6.24        $ 6.46
                                                             ==============================================================
Total Return ** .......................................        (3.9%       )19.8%          (9.3%)         3.6%         29.1%
                                                             ==============================================================
Ratios and Supplemental Data
                                                             ==============================================================
  Net assets, end of period (in millions) .............      $    2        $    2        $    3        $    4        $    1
                                                             ==============================================================
  Ratios to average net assets:
    Expenses ..........................................        2.25%         2.25%         2.25%         2.25%         2.25%
                                                             ==============================================================
    Net investment income .............................        0.16%         0.50%         0.06%         0.00%         0.30%
                                                             ==============================================================
  Portfolio turnover rate .............................        11.0%         16.0%         25.0%         31.0%         63.0%
                                                             ==============================================================

*    For the period May 1, 1997  (commencement  of  operations)  to December 31,
     1997.
**   Sales loads are not reflected in total return.

                                               See Notes To Financial Statements

14                                            SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

Independent Auditors' Report

To the Investors and Board of Trustees of SIFE Trust Fund:

     We have audited the accompanying statement of assets and liabilities of SIFE Trust Fund (the "Fund"), including the investment portfolio, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SIFE Trust Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte + Touche LLP

San Francisco, California
February 1, 2002

SIFE Trust Fund 2001 Annual Report                                            15
--------------------------------------------------------------------------------

Board of Trustees (unaudited)

                                                                                 Principal           Number of
Name,                                                                            Occupation          Portfolios       Directorships
Address,                                                   Term of Office,       During Last         in Fund          for Other
Age                            Position Held               Time Served           Five Years          Overseen         Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Haig G. Mardikian,             Independent Trustee,        Until 02/22/02*,      Business Owner      One              Forward Funds
San Francisco, CA,             Chairman of the Board,      24 Years
54                             Member Audit Committee
------------------------------------------------------------------------------------------------------------------------------------
Walter S. Newman,              Independent Trustee,        Until 02/22/02*,      Business Owner      One              None
San Francisco, CA,             Chairman of the             12 Years
80                             Audit Committee
------------------------------------------------------------------------------------------------------------------------------------
Neil L Diver,                  Independent Trustee,        Until 02/22/02*,      Business Owner      One              None
San Francisco, CA,             Member Audit Committee      5 Years
64
------------------------------------------------------------------------------------------------------------------------------------
John A. Meany,                 Independent Trustee,        Until 02/22/02*,      Business Owner      One              None
San Carlos, CA,                Member Audit Committee      10 Years
61
------------------------------------------------------------------------------------------------------------------------------------
Charles W. Froehlich, Jr.,     Affiliated Trustee          Until 02/22/02*,      Practice of Law     One              None
San Diego, CA,                                             6 Years
73
------------------------------------------------------------------------------------------------------------------------------------
Sam A. Marchese,               Affiliated Trustee,         Until 02/22/02*,      Business Owner      One              None
Henderson, NV,                 President SIFE              3 Years
59                             Trust Fund
------------------------------------------------------------------------------------------------------------------------------------
Diane H. Belding,              Affiliated Trustee          Until 02/22/02*,      Business Owner      One              None
Walnut Creek, CA,                                          5 Years
44
------------------------------------------------------------------------------------------------------------------------------------

* Subject to the successful reorganization of the Fund in to the Wells Fargo Sife Specialized Financial Services Fund.

The Statement of Additional Information (SAI) contains futher information about the Fund's trustees and is available without charge upon request. To request information, please call (800) 231-0356.

                                 [PHOTO OMITTED]

Following the January 31, 2002 shareholder meeting, the Trustee's of SIFE Trust Fund are pleased with the shareholder approval of the upcoming reorganization of the Fund into Wells Fargo Funds(R).

Shown sitting are (left to right): Haig Mardikian, Walter Newman and John Meany. Standing are (left to right): Neil Diver, Sam Marchese, Charles Froehlich and Diane Howard Belding.

                                               See Notes To Financial Statements

16                                            SIFE Trust Fund 2001 Annual Report
--------------------------------------------------------------------------------

        SIFE Trust Fund Performance
        ------------------------------------------------------------------------

        --------------------------------------------------------------
                     Average Annual Compounded Total Return
        --------------------------------------------------------------
        years        min. load 0%      max. load 5%    S & P 500 Index
        --------------------------------------------------------------
          1            (2.89)%           (7.75)%          (11.89)%
        --------------------------------------------------------------
          5            10.36%             9.23%            10.70%
        --------------------------------------------------------------
         10            16.25%            15.65%            12.94%
        --------------------------------------------------------------

        SIFE Trust Fund's Investment Portfolio
        ------------------------------------------------------------------------
                                                       (as of December 31, 2001)

       [The following table was depicted as a pie chart in the printed material]

                       Insurance                        2.4%
                       Money market Funds               1.1%
                       Miscellaneous                    0.3%
                       Financial Institutions          82.5%
                       Brokerages                       8.6%
                       Repurchase Agreements            5.1%

        Comparison to the S&P Index
        ------------------------------------------------------------------------
                                                       (as of December 31, 2001)

                            [MOUNTAIN GRAPH OMITTED]

The above graph represents a hypothetical illustration comparing a $9,500 investment made in SIFE Trust Fund on December 31, 1991 ($9,500 represents a $10,000 investment with the maximum sales charge deducted.) to a $10,000 investment made in the Standard & Poors 500 ("S&P 500") Composite Price Index and includes reinvestments of dividends and capital gains. The S&P 500 Index is an unmanaged value-weighted price index composed of 500 large capitalized U.S. stocks and is regarded as a broad based benchmark for market conditions.

The above chart represents a hypothetical illustration comparing a $9,500 investment and a $10,000 investment made in SIFE Trust Fund on December 31, 1991 to a $10,000 investment made in the S&P 500 Composite Price Index and includes reinvestments of dividends and capital gains (please note that individuals cannot directly invest in the S&P 500 index).

Please be aware that the return information in the chart and graph for SIFE Trust Fund includes operating expenses (such as management fees) that reduce returns, while the return for the S&P 500 Composite Price Index does not.

Performance data quoted represents past performance and does not predict future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data is quoted for Class A-l only (performance for other classes will vary due to differences in fee structures) and does not reflect the effect of any market volatility that has occurred since the date of the information. As a result, returns after the date of this report may be substantially more or less than those shown.

SIFE Trust Fund is a sector fund and as such may exhibit higher volatility than the overall stock market. Please refer to the prospectus for a more complete disclosure of the risks associated with the financial services sector, as well as the expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before investing in any fund. For a free copy of the Fund's prospectus, please call (800) 231-0356.

SIFE Trust Fund 2001 Annual Report                                            17
--------------------------------------------------------------------------------

SIFE Trust Fund's Top Ten Holdings (as a percentage of net assets)
                                                       (as of December 31, 2001)
--------------------------------------------------------------------------------
FleetBoston Financial Corp.    4.6%    M&T Bank Corp.                       3.5%
--------------------------------------------------------------------------------
Comerica Incorporated          4.4%    Federal National Mortgage Assoc.     3.4%
--------------------------------------------------------------------------------
US Bancorp                     3.9%    North Fork Bancorporation, Inc.      3.3%
--------------------------------------------------------------------------------
Mellon Financial Corporation   3.7%    Charter One Financial, Corp.         3.1%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.           3.6%    Wells Fargo & Company                3.1%
--------------------------------------------------------------------------------

Officers and Trustees of the SIFE Trust Fund
--------------------------------------------------------------------------------

Haig G. Mardikian*
Chairman of the Board and Trustee

Walter S. Newman*
Vice Chairman of the Board and Trustee

Sam A. Marchese
President and Trustee

Charles W. Froehlich, Jr.
Secretary and Trustee

John A. Meany*
Trustee

Neil L. Diver*
Trustee

Diane Howard Belding
Trustee

Gary A. Isaacson
Treasurer

* Independent Trustees

Officers and Directors of SIFE Inc. (the "Management Company")
--------------------------------------------------------------------------------

Sam A. Marchese
Chairman of the Board and Director

John P. King
President and Chief Executive Officer

Michael J. Stead
Chief Investment Officer

Gary A. Isaacson
Chief Financial Officer

Charles W. Froehlich, Jr.
Secretary and Director

Sharon E. Tudisco
Director

Diane Howard Belding
Director

Joseph P. Colmery
Director

Custodian
--------------------------------------
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent
--------------------------------------
Boston Financial Data Services
P.O. Box 8244
Boston, MA 02266

Legal Counsel
--------------------------------------
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

Independent Auditors
--------------------------------------
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105

Additional SIFE Trust Fund Services
--------------------------------------------------------------------------------

SIFE Trust Fund provides continuing individual services to the investor, including assistance for changes of beneficiary, assignments, collateral bank loans, redemptions and the purchase of additional fund shares. SIFE service representatives are prepared to assist you in establishing retirement accounts, including IRA's, IRA-SEP's, SIMPLE IRA's, Roth IRA's, Education IRA's and
Section 403(b)(7) accounts.

Inquiries concerning any of SIFE Trust Fund's services may be directed to your representative or the home office. For the convenience of investors, you may call toll free (800) 231-0356 or (925) 988-2400 if you have a need for information or service or access our website at www.sife.com.

This report and the financial statements contained herein are provided for the general information of the shareholders of SIFE Trust Fund. This report is not authorized for distribution to prospective investors in SIFE Trust Fund unless preceded or accompanied by an effective prospectus.